Investments in associates and joint ventures - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£) € / £	Jun. 30, 2021 GBP (£) € / £	Jun. 30, 2020 € / £
Disclosure of associates [line items]
Cost of shares less goodwill written off on acquisitions	£ 1,340	£ 1,254
Group's share of post acquisition reserves	£ 2,312	£ 2,054
Moet Hennessy
Disclosure of associates [line items]
Ownership interest in associate	34.00%
Country of incorporation	France
Average exchange rate (EUR per GBP) | € / £	1.18	1.13	1.14